Period Available to Offset Future Taxable Income in Each Tax Jurisdiction (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Operating Loss Carryforwards [Line Items]
Within 5 years	¥ 18,122
6 to 20 years	95,768
Indefinite periods	29,406
Total	¥ 143,296